As filed with the Securities and Exchange Commission on November 1, 1996


                              Securities Act Registration Statement No. 33-17224
                                Investment Company Act Registration No. 811-5336
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                           PRE-EFFECTIVE AMENDMENT NO.                  [ ]

                         POST-EFFECTIVE AMENDMENT NO. 18                [X]

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                 [X]

                                AMENDMENT NO. 19                        [X]

                        (Check appropriate box or boxes)

                                   ----------

               PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
               (Exact name of registrant as specified in charter)

                                ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
               (Address of Principal Executive Offices) (Zip Code)

                                   ----------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 214-1250
                               S. JANE ROSE, ESQ.
                                ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292

               (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                       DATE OF THE REGISTRATION STATEMENT.

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

       [ ] immediately upon filing pursuant to paragraph (b)

       [ ] on (date) pursuant to paragraph (b)

       [X] 60 days after filing pursuant to paragraph (a)(1)

       [ ] on (date) pursuant to paragraph (a)(1)

       [ ] 75 days after filing pursuant to paragraph (a)(2)

       [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
           If appropriate, check the following box:

       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of shares of Common Stock, par value $.001 per share. The Registrant filed a notice under such Rule for its fiscal year ended March 31, 1996 on or about May 24, 1996.
================================================================================

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                                 LOCATION
-------------                                                                 --------
PART A

Item  1.   Cover Page ....................................................    Cover Page

Item  2.   Synopsis ......................................................    Fund Expenses; Fund Highlights

Item  3.   Condensed Financial Information ...............................    Fund Expenses; Calculation of Yield

Item  4.   General Description of Registrant .............................    Cover Page; How the Fund Invests;
                                                                              General Information

Item  5.   Management of the Fund ........................................    How the Fund Is Managed; General
                                                                              Information

Item  6.   Capital Stock and Other Securities ............................    Taxes, Dividends and Distributions;
                                                                              General Information

Item  7.   Purchase of Securities Being Offered ..........................    Shareholder Guide; How the Fund Values
                                                                              Its Shares

Item  8.   Redemption or Repurchase ......................................    Shareholder Guide; General Information

Item  9.   Pending Legal Proceedings .....................................    Not Applicable


PART B

Item 10.   Cover Page ....................................................    Cover Page

Item 11.   Table of Contents .............................................    Table of Contents

Item 12.   General Information and History ...............................    General Information

Item 13.   Investment Objectives and Policies ............................    Investment Objective and Policies;
                                                                              Investment Restrictions

Item 14.   Management of the Fund ........................................    Directors and Officers; Manager;
                                                                              Distributor

Item 15.   Control Persons and Principal Holders of Securities ...........    Directors and Officers

Item 16.   Investment Advisory and Other Services ........................    Manager; Distributor; Custodian,
                                                                              Transfer and Shareholder Servicing
                                                                              Agent and Independent Accountants

Item 17.   Brokerage Allocation and Other Practices ......................    Portfolio Transactions

Item 18.   Capital Stock and Other Securities ............................    Not Applicable

Item 19.   Purchase, Redemption and Pricing of Securities Being Offered ..    Net Asset Value; Purchase of Shares

Item 20.   Tax Status ....................................................    Taxes

Item 21.   Underwriters ..................................................    Distributor

Item 22.   Calculation of Performance Data ...............................    Calculation of Yield

Item 23.   Financial Statements ..........................................    Financial Statements


PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

     The Prospectus of the Liquid Assets Series of Prudential Institutional Liquidity Portfolio, Inc. is incorporated by reference in its entirety from Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Prudential Institutional Liquidity Portfolio, Inc. (File No. 33-17224) filed on May 30, 1996.

     The Prospectus of the Institutional Money Market Series of Prudential Institutional Liquidity Portfolio, Inc. dated May 30, 1996, and the Statement of Additional Information of Prudential Institutional Liquidity Portfolio, Inc. dated May 30, 1996 are incorporated by reference in their entirety from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Prudential Institutional Liquidity Portfolio, Inc. (File No. 33-17224) filed on May 28, 1996.

     This Registration Statement is not intended to amend the Prospectus dated May 30, 1996 of the Institutional Money Market Series of Prudential Institutional Liquidity Portfolio, Inc., nor the Statement of Additional Information dated May 30, 1996 of Prudential Institutional Liquidity Portfolio, Inc. (except to the extent restated), each of which shall remain in full force and effect.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (A) FINANCIAL STATEMENTS:

          (1) Financial statements included in the Prospectuses constituting Part A of this Registration Statement:

                    Financial Highlights for Institutional Money Market Series

          (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:

                    Portfolio of Investments at March 31, 1996 for Institutional
               Money Market Series

                    Statement of Assets and Liabilities at March 31, 1996 for
               Institutional Money Market Series

                    Statement of Operations for the Year Ended March 31, 1996
               for Institutional Money Market Series

                    Statement of Changes in Net Assets for the Years Ended March
               31, 1996 and 1995 for Institutional Money Market Series

                    Notes to Financial Statements for Institutional Money Market
               Series

                    Financial Highlights for Institutional Money Market Series

                    Independent Auditors' Report

     (B) EXHIBITS:

     1. (a) Articles of Restatement, incorporated by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

          (b) Articles Supplementary, incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

     2. (a) Amended By-Laws of the Registrant, incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 20, 1988.

          (b) Amendment to By-Laws, incorporated by reference to Exhibit No. 2(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

     4. (a) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant, incorporated by reference to Exhibit No. 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 20, 1988.

          (b) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibit Nos. 1 and 2 above.

     5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 3 to the Registration
          Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

          (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

          (c) Form of Management and Administrative Services Agreement between the Fund, on behalf of the Liquid Assets Series, and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(c) to Post-Effective Amendment No. 10 to the Registation Statement on Form N-1A (File No. 33-17224) filed via EDGAR on August 4, 1995.

     6. (a) Amended and Restated Distribution Agreement, incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 26, 1995.

          (b) Form of Distribution Agreement for the Liquid Assets Series, incorporated by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on October 13, 1995.

          (c) Amendment to Distribution Agreement, incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

     8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

          (b) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

          (c) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit No. 8(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

     9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

     10. (a) Opinion of Counsel, incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on November 6, 1987.

          (b) Opinion of Counsel, incorporated by reference to Exhibit No. 10(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 27, 1994.

          (c) Opinion of Counsel, incorporated by reference to Exhibit No. 10(c) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

     11.  Consent of Independent Auditors.*

     13. Purchase Agreement, incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on November 6, 1987.

     15. (a) Plan of Distribution pursuant to Rule 12b-1, incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

          (b) Distribution and Service Plan between the Registrant and Prudential Mutual Fund Distributors, Inc., as amended on July 1, 1993, incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 27, 1994.

     17. Financial Data Schedule, filed as Exhibit No. 27 to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

OTHER EXHIBITS

   Powers of Attorney for:
     Eugene C. Dorsey**
     Donald D. Lennox**
     Stanley F. Shirk**
     Robin B. Smith**
----------
 * Filed herewith.

** Executed copies filed under Other Exhibits to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on May 30, 1989 (File
   No. 33-17224).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


     As of October 4,1996 there were 497 record holders of shares of common stock, $.001 par value per share, of the Institutional Money Market Series of the Fund.


ITEM 27. INDEMNIFICATION.

     As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VII of the Registrant's By-Laws (Exhibit 2(a) to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by
Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreements (Exhibit 6 to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

     Section 9 of the Management Agreements (Exhibits 5(a) and 5(c) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund

Management LLC (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.


     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


     (a) Prudential Mutual Fund Management LLC.


     See "How the Fund Is Managed--Manager" in the Prospectuses constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.


     The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

     The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102-4077.

NAME AND ADDRESS       POSITION WITH PMF              PRINCIPAL OCCUPATIONS
----------------       -----------------              ---------------------
Brian Storms           President and Chief        President and Chief Executive
                       Executive Officer          Officer, PMF


     See "How the Fund is Managed--Manager" in the Prospectuses constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.



NAME AND ADDRESS            POSITION WITH PIC                     PRINCIPAL OCCUPATIONS
----------------            -----------------                     ---------------------
E. Michael Caulfield        Chairman of the Board,         Chief Executive Officer, Prudential Investments
                            President and Chief             of The Prudential Insurance Company of America
                            Executive Officer and           (Prudential); Chairman of the Board, President, Chief
                            Director                        Executive Officer and Director, PIC

Jonathan M. Greene          Senior Vice President and      President--Investment Management, Prudential
                            Director                        Investments of Prudential; Senior Vice President and
                                                            Director, PIC

John R. Strangfeld, Jr.     Vice President and Director    President, Private Asset Management Group, Prudential;
                                                            Vice President and Director, PIC

ITEM 29. PRINCIPAL UNDERWRITERS.

   (a) Prudential Securities Incorporated

     Prudential Securities is distributor for The BlackRock Government Income Trust, Command Money Fund, Command Government Fund, Command Tax-Free Fund, The Global Government Plus Fund, Inc., The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small Companies Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc. and The Target Portfolio Trust. Prudential Securities is also a depositor for the following unit investment trusts:

                Corporate Investment Trust Fund
                Prudential Equity Trust Shares
                National Equity Trust
                Prudential Unit Trusts
                Government Securities Equity Trust
                National Municipal Trust

     (b) Information concerning the officers and directors of Prudential Securities Incorporated is set forth below.

                                    POSITIONS AND                  POSITIONS AND
                                    OFFICES WITH                   OFFICES WITH
NAME(1)                              UNDERWRITER                    REGISTRANT
-------                              -----------                    ----------
Robert Golden ........  Executive Vice President and Director          None
One New York Plaza
New York, NY 10292

Alan D. Hogan ........  Executive Vice President, Chief                None
                          Administrative Officer and Director

George A. Murray .....  Executive Vice President and Director          None

Leland B. Paton ......  Executive Vice President and Director          None
One New York Plaza
New York, NY 10292

Martin Pfinsgraff ....  Executive Vice President, Chief Financial      None
                          Officer and Director

Vincent T. Pica II ...  Executive Vice President and Director          None
One New York Plaza
New York, NY 10292

                                    POSITIONS AND                  POSITIONS AND
                                    OFFICES WITH                   OFFICES WITH
NAME(1)                              UNDERWRITER                    REGISTRANT
-------                              -----------                    ----------
Hardwick Simmons .....  Chief Executive Officer, President and         None
                          Director

Lee B. Spencer, Jr. ..  Executive Vice President, Secretary,           None
                          General Counsel and Director
----------
(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, Gateway Center Three, Newark, NJ 07102-4077, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Gateway
Center Two, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at Gateway Center Three and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.


ITEM 31. MANAGEMENT SERVICES

     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectuses and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS

     The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Post-Effective Amendment to the Registration Statement relating to the Liquid Assets Series.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of October, 1996.


                                           PRUDENTIAL INSTITUTIONAL LIQUIDITY
                                             PORTFOLIO, INC.


                                           /s/ RICHARD A. REDEKER
                                           -----------------------------------
                                               Richard A. Redeker, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                      TITLE                         DATE
        ---------                      -----                         ----

/s/  EUGENE S. STARK          Treasurer and Principal           October 29, 1996
--------------------------      Financial and Accounting
     Eugene S. Stark            Officer


/s/  EUGENE C. DORSEY         Director                          October 29, 1996
--------------------------
     Eugene C. Dorsey


/s/  DONALD D. LENNOX         Director                          October 29, 1996
--------------------------
     Donald D. Lennox


/s/  RICHARD A. REDEKER       Director and President            October 29, 1996
--------------------------
     Richard A. Redeker


/s/  STANLEY E. SHIRK         Director                          October 29, 1996
--------------------------
     Stanley E. Shirk


/s/  ROBIN B. SMITH           Director                          October 29, 1996
--------------------------
     Robin B. Smith

                                  EXHIBIT INDEX

EXHIBIT NO.                        DESCRIPTION
-----------                        -----------

      1. (a) Articles of Restatement, incorporated by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

          (b) Articles Supplementary, incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

      2. (a) Amended By-Laws of the Registrant. Incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 20, 1988.

          (b) Amendment to By-Laws. Incorporated by reference to Exhibit No. 2(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

      4. (a) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant. Incorporated by reference to Exhibit No. 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 20, 1988.

          (b) Instruments defining rights of holders of securities being offered, incorporated by reference to Exhibit Nos. 1 and 2 above.

      5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

          (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-17224) filed on July 2, 1990.

          (c) Form of Management and Administrative Services Agreement between the Fund, on behalf of Liquid Assets Series, and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit No. 5(c) to Post-Effective Amendment No. 10 to the Registation Statement on Form N-1A (File No. 33-17224) filed via EDGAR on August 4, 1995.

      6. (a) Amended and Restated Distribution Agreement, incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 26, 1995.

          (b) Form of Distribution Agreement for the Liquid Assets Series, incorporated by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on October 13, 1995.

          (c) Amendment to Distribution Agreement, incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

      8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

          (b) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank. Incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

          (c) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National Bank. Incorporated by reference to Exhibit No. 8(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

      9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

     10. (a) Opinion of Counsel, incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on November 6, 1987.

          (b) Opinion of Counsel, incorporated by reference to Exhibit No. 10(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 27, 1994.

          (c) Opinion of Counsel, incorporated by reference to Exhibit No. 10(c) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

                                  EXHIBIT INDEX

EXHIBIT NO.                        DESCRIPTION
-----------                        -----------

     11.  Consent of Independent Auditors.*

     13. Purchase Agreement. Incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17224) filed on November 6, 1987.

     15. (a) Plan of Distribution pursuant to Rule 12b-1. Incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 30, 1989.

          (b) Distribution and Service Plan between the Registrant and Prudential Mutual Fund Services, Inc., as amended on July 1, 1993, incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 27, 1994.

     17. Financial Data Schedule, filed as Exhibit No. 27 to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

   Other Exhibits
     Powers of Attorney for:

        Eugene C. Dorsey**
        Donald D. Lennox**
        Stanley F. Shirk**
        Robin B. Smith**
----------
 *  Filed herewith.

** Executed copies filed under Other Exhibits to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on May 30, 1989
    (File No. 33-17224).